Fair Value Measurement (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 7,400	$ 7,800